<SEQUENCE>1
<FILENAME>HANLON_2012q1.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hanlon Investment Management, Inc.
Address: 3393 Bargaintown Road, Suite 200
         Egg Harbor Township, NJ 08234

13F File Number:  028-14155

The instutitional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Ericson
Title:     CCO and General Counsel
Phone:     609-601-1200

Signature, Place, and Date of Signing:

 /s/ Thomas J. Ericson     Egg Harbor Township, NJ     May 11, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    50

Form 13F Information Table Value Total:    $447,898

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                          VALUE     SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MANGEMENT INC       COM	        35710409       633    40000 SH	SOLE		             40000	  0	   0
CAPE BANCORP INC 	       COM	        139209100     1174   147116 SH	SOLE		            147116	  0	   0
CHEVRON CORP NEW	       COM	        166764100      492     4587 SH	SOLE		              4587	  0	   0
SELECT SECTOR SPDR TR	       SBI CONS DISCR	81369Y407    15712   348370 SH	SOLE		            348370	  0	   0
SELECT SECTOR SPDR TR	       SBI CONS STPLS	81369Y308     4940   144940 SH	SOLE		            144940	  0	   0
CURRENCYSHS BRIT POUND STER    BRIT POUND STE	23129S106    18332   115598 SH	SOLE		            115598	  0	   0
CURRENCYSHS JAPANESE YEN TR    JAPANESE YEN	23130A102     5467    42635 SH	SOLE		             42635	  0	   0
DREYFUS STRATEGIC MUNS INC     COM	        261932107      502    55000 SH	SOLE		             55000	  0	   0
ENVESTNET INC	               COM	        29404K106      125    10000 SH	SOLE		             10000	  0	   0
EXXON MOBIL CORP 	       COM	        30231G102      283     3264 SH	SOLE		              3264	  0	   0
GASTAR EXPL LTD 	       COM NEW	        367299203	72    24000 SH	SOLE		             24000	  0	   0
GENERAL ELECTRIC CO	       COM	        369604103      215    10699 SH	SOLE		             10699	  0	   0
RYDEX ETF TRUST	               GUG RUSS TOP 50	78355W205     4788    46436 SH	SOLE		             46436	  0	   0
ISHARES TR	               BARCLYS MBS BD	464288588    22771   210944 SH	SOLE		            210944	  0	   0
ISHARES TR	               BARCLYS TIPS BD	464287176     3854    32757 SH	SOLE		             32757	  0	   0
ISHARES TR	               DJ US FINL SEC	464287788     4805    82115 SH	SOLE		             82115	  0	   0
ISHARES TR	               DJ US TECH SEC	464287721     5058    65029 SH	SOLE		             65029	  0	   0
ISHARES TR	               HGH DIV EQT FD	46429B663     4751    83129 SH	SOLE		             83129	  0	   0
ISHARES TR	               HIGH YLD CORP	464288513    53512   589076 SH	SOLE		            589076	  0	   0
ISHARES INC	               MSCI HONG KONG	464286871     5842   334975 SH	SOLE		            334975	  0	   0
ISHARES TR	               RUSSELL1000GRW	464287614     5016    75911 SH	SOLE		             75911	  0	   0
ISHARES TR	               RUS200 GRW IDX	464289438     5041   143363 SH	SOLE		            143363	  0	   0
ISHARES TR	               S&P GBL INF      464287291     5126    72415 SH	SOLE		             72415	  0	   0
ISHARES TR	               S&P NTL AMTFREE  464288414     3701    33827 SH	SOLE		             33827	  0	   0
PENN NATL GAMING INC	       COM	        707569109     2190    50964 SH	SOLE		             50964	  0 	   0
PIMCO ETF TR	               0-5 HIGH YIELD	72201R783     4693    47002 SH	SOLE		             47002  	  0	   0
PIMCO ETF TR	               1-5 US TIP IDX	72201R205    20446   378240 SH	SOLE		            378240	  0	   0
PIMCO ETF TR	               ENHAN SHRT MAT	72201R833    25219   249620 SH	SOLE		            249620	  0	   0
PIMCO HIGH INCOME FD 	       COM SHS	        722014107      899    70000 SH	SOLE		             70000	  0	   0
PIONEER MUN HIGH INCOME ADV    COM	        723762100      736    50000 SH	SOLE		             50000	  0	   0
POWERSHARES ETF TR 	       II BUILD AMER ETF73937B407    11013   378985 SH	SOLE		            378985	  0	   0
POWERSHARES GLOBAL ETF TRUST   SOVEREIGN DEBT	73936T573    22146   790380 SH	SOLE		            790380	  0	   0
POWERSHARES ETF TRUST	       FINL PFD PTFL	73935X229     4748   265266 SH	SOLE		            265266	  0	   0
POWERSHARES GLOBAL ETF TRUST   INSUR NATL MUN	73936T474    22041   889463 SH	SOLE		            889463	  0	   0
PROSHARES TR 	               SHRT 20+YR TRE	74347X849    22418   674621 SH	SOLE		            674621	  0	   0
RAIT FINANCIAL TRUST	       COM NEW	        749227609       83    16666 SH	SOLE		             16666	  0	   0
MARKET VECTORS ETF TR	       RETAIL ETF ADDED	57060U225     4771   113900 SH	SOLE		            113900	  0	   0
SPDR SERIES TRUST	       BRCLYS YLD ETF	78464A417    53239  1352267 SH	SOLE		           1352267	  0	   0
SPDR GOLD TRUST	               GOLD SHS	        78463V107      374     2306 SH	SOLE		              2306	  0	   0
SPDR SERIES TRUST	       NUVN BRCLY MUNI	78464A458    11603   486707 SH	SOLE		            486707	  0	   0
SPDR SERIES TRUST	       S&P BK ETF       78464A797     6304   264298 SH	SOLE		            264298	  0	   0
SPDR SERIES TRUST	       S&P HOMEBUILD    78464A888     5843   273918 SH	SOLE		            273918	  0	   0
SPDR SERIES TRUST	       S&P RETAIL ETF   78464A714     4770    77790 SH	SOLE		             77790	  0	   0
SELECT SECTOR SPDR TR	       TECHNOLOGY	81369Y803     4952   164249 SH	SOLE		            164249	  0	   0
VANGUARD WORLD FDS	       CONSUM STP ETF	92204A207     4789    55501 SH	SOLE		             55501	  0	   0
VANGUARD INDEX FDS	       GROWTH ETF	922908736     5033    70917 SH	SOLE		             70917	  0	   0
VANGUARD WORLD FDS	       INF TECH ETF	92204A702     5102    68779 SH	SOLE		             68779	  0	   0
VANGUARD SCOTTSDALE FDS	       SHRT-TERM CORP	92206C409    22089   279331 SH	SOLE		            279331	  0	   0
WISDOMTREE TRUST	       CHINESE YUAN ETF	97717W182     5360   211523 SH	SOLE		            211523	  0	   0
WISDOMTREE TRUST	       JP TOTAL DIVID	97717W851     4828   130842 SH	SOLE		            130842	  0	   0